SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Marketable securities:
Change in net unrealized gains (loss)			$ (1)
Goodwill impairment	254
Severance pay:
Severance expense	$ 109	90
Severance pay monthly deposits as a percentage of employees' monthly salary	8.33%
Derivatives instruments:
Call and put option contracts	$ 2,193	2,100	1,900
Income (expense) on derivatives	4	(9)	84
Impact of recently issued accounting standards
Accumulated deficit	(27,547)	(27,412)
Revenues	5,193	5,861	6,773
Loss of operations	$ (170)	$ (823)	$ (425)
Enterprise [Member]
Marketable securities:
Projected cash flows, period	5 years	5 years
Discount rate	25.00%	25.00%